                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
                                               ----------

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Advisors, LLC
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan S. Lavine
Title:   Manager
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:


/s/ Jonathan S. Lavine          Boston, MA    May 16, 2005
---------------------------   -------------   ------------
        [Signature]           [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name
28-
   -------------------
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 47

Form 13F Information Table Value Total: $163,800
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number   Name

                              Sankaty Advisors, LLC

                           Form 13F Information Table
                              as of March 31, 2005

Column 1                                Column 2    Column 3     Column 4    Column 5    Column 6    Column 7         Column 8
-------------------------------------   --------   ----------   ----------   --------   ----------   --------     Voting Authority
                                        Title of                 Shares or     Value    Investment    Other     --------------------
Name of Issuer                            Class      Cusip      Prn Amount   (x$1000)   Discretion   Managers   Sole   Shared   None
-------------------------------------   --------   ----------   ----------   --------   ----------   --------   ----   ------   ----
Airgas, Inc.                               Com       9363102       105,200    $ 2,503     (other)                                 X
Ball Corp.                                 Com      58498106        62,000    $ 2,571     (other)                                 X
Cenveo Corporation\Mail Well, Inc.         Com      15670S105      443,500    $ 2,497     (other)                                 X
CKE Restaurants, Inc.                      Com      12561E105      197,500    $ 3,126     (other)                                 X
CMGI Inc                                   Com     CMGICOMMON       55,560    $   114     (other)                                 X
Consol Energy                              Com      20854P109      124,300    $ 5,845     (other)                                 X
Crown Holdings Inc                         Com      228368106      444,400    $ 6,915     (other)                                 X
Del Monte Corp.                            Com      24522P103      251,400    $ 2,728     (other)                                 X
Dominos, Inc.                              Com      25754A201      977,136    $18,263     (other)                                 X
Dynamic Details, Inc.                      Com      233162304    1,503,500    $ 4,210     (other)                                 X
Federated Department Stores Inc.           Com      31410H101       41,000    $ 2,609     (other)                                 X
Fisher Scientific International Inc        Com      63525372       170,725    $ 9,718     (other)                                 X
Hayes Lemmerz International, Inc.          Com      420781304    1,069,884    $ 5,563     (other)                                 X
Instinet                                   Com      457750107       41,913    $   246     (other)                                 X
ITC Deltacom                               Com      45031T401      241,500    $   191     (other)                                 X
Jack in the Box, Inc.                      Com      466367109      183,300    $ 6,800     (other)                                 X
Kerr-McGee Corporation                     Com      492386107       75,100    $ 5,879     (other)                                 X
Lear Corp.                                 Com      521865105       41,000    $ 1,818     (other)                                 X
Lyondell Petrochemical                     Com      552078107       50,000    $ 1,396     (other)                                 X
MacDermid, Inc.                            Com      554273102       38,000    $ 1,230     (other)                                 X
Manitowoc Company                          Com      563571108            0    $     0     (other)                                 X
Meristar Hospitality                       Com      58984Y103      316,100    $ 2,197     (other)                                 X
Metals USA, Inc.                           Com      591324207            1    $     0     (other)                                 X
Motorsports Investment Group, Inc          Com       MIGpfd      1,382,880    $ 1,383     (other)                                 X
Nalco Company                              Com      62985Q101      197,400    $ 3,717     (other)                                 X
NES Rentals Holdings, Inc.                 Com      640820106    1,230,404    $12,279     (other)                                 X
Novelis, Inc.                              Com      67000X106      187,400    $ 4,108     (other)                                 X
Oshkosh Truck Company                      Com      688239201       36,100    $ 2,960     (other)                                 X
Pinnacle Entertainment, Inc.               Com      723456109      349,525    $ 5,820     (other)                                 X
Quality Distribution, LLC                  Com      74756q111       12,240    $     0     (other)                                 X
Quality Distribution, LLC                  Com      74756M102      142,000    $ 1,541     (other)                                 X
Shopping.com, Inc.                         Com        SHOP          62,139    $   885     (other)                                 X
Silgan Holdings, Inc.                      Com      827048109       61,811    $ 4,003     (other)                                 X
Sinclair Television Group, Inc.            Com      829226109    1,025,300    $ 8,233     (other)                                 X
SMTC/HTM                                   Com      832682207       77,160    $    86     (other)                                 X
Spanish Broadcasting System, Inc.          Com      846425882       54,350    $   558     (other)                                 X
STATS ChipPAC Ltd.                         Com        STTS         116,111    $   767     (other)                                 X
Strategic Hotels Capital Corp.             Com      862723103      920,191    $ 4,546     (other)                                 X
Telesystem International Wireless,
   Inc.                                    Com      879946101       16,800    $   256     (other)                                 X
Telewest Communications Company            Com      87956T107      408,700    $ 7,271     (other)                                 X
                                                                   166,886    $ 2,969      (Sole)                 X
TRW Automotive, Inc.                       Com      87264S106      213,500    $ 4,142     (other)                                 X
TTM Technologies, Inc.                     Com      87305R109      275,400    $ 2,881     (other)                                 X
United Rentals                             Com      911363109      275,500    $ 5,551     (other)                                 X
US Synthetics                              Com      996934261            1    $     0     (other)                                 X
Wellman Inc                                Com      949702104      231,000    $ 3,340     (other)                                 X
Wyndham International, Inc.                Com      983101106      107,333    $    86     (other)                                 X
Zilog, Inc.                                Com      989524301            1    $     0     (other)                                 X
                                                                         1    $     0      (Sole)                 X